INCOME TAX - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Federal
Deferred			$ (389,814)
State
Change in valuation allowance			$ 389,814
Income tax provision	$ 237,273	$ 254,238